FINANCIAL INSTRUMENTS (Details 1) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
IfrsStatementLineItems [Line Items]
Total accounts receivable	$ 2,109,424	$ 1,643,959
Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Current	1,079,657	872,100
Total trade accounts receivable	2,172,140	1,822,271
Other receivables	102,631	86,407
Provision for bad debts	(165,347)	(264,719)
Total accounts receivable	2,109,424	1,643,959
Accounts Receivables [Member] | One To Thirty [Member]
IfrsStatementLineItems [Line Items]
Current	475,909	336,149
Accounts Receivables [Member] | Thirty One Days Older [Member]
IfrsStatementLineItems [Line Items]
Current	$ 616,574	$ 614,022